Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Performance-Based RSU

The following table lists the inputs to the model used for the PSUs granted in 2018 and 2017:

	Year ended December 31, 2018	Year ended December 31, 2017
Fair value at grant date (in euros)	15.31	11.52
Share price at grant date (in euros)	10.27	7.50
Dividend yield	—	—
Expected volatility(A)	75%	75%
Risk-free interest rate (US government bond yield)	2.60%	1.51%
Model used	Monte Carlo	Monte Carlo

(A)	Volatilities for the Company and companies included in indices were estimated based on observed historical volatilities over period equal to PSU vesting period.

Summary of Movements in Shares

The following table illustrates the number and movements in shares during the year:

	Performance-Based RSU		Restricted Stock Units		Equity Award Plans
	Potential Shares	Weighted-Average Grant-Date Fair Value per Share	Potential Shares	Weighted-Average Grant-Date Fair Value per Share	Potential Shares	Weighted-Average Grant-Date Fair Value per Share
At January 1, 2017	2,066,835	€7.50	479,500	€7.82	94,881	€5.01

Granted(A)	892,781	€11.52	703,180	€7.50	54,409	€6.09
Over-performance(B)	552,728	€7.63	—	—	—	—
Vested	—	—	(125,000)	€7.02	(53,950)	€5.76
Forfeited(C)	(254,504)	€8.29	(113,180)	€7.27	—	—

At December 31, 2017	3,257,840	€8.56	944,500	€7.76	95,340	€5.20

Granted(A)	701,109	€15.31	595,687	€10.23	30,709	€10.27
Over-performance(B)	633,670	€7.28	—	—	—	—
Vested	(1,265,635)	€7.09	(155,000)	€10.83	(68,136)	€4.85
Forfeited(C)	(241,820)	€8.40	(72,663)	€8.57	—	—

At December 31, 2018	3,085,164	€10.45	1,312,524	€8.47	57,913	€8.31

(A)	For PSUs, the number of potential shares granted is presented using a vesting multiplier of 100%.

(B)	When the achievement of TSR performance exceeds the vesting multiplier of 100%, the additional potential shares are presented as over-performance shares.

(C)	For potential shares related to PSUs, 213,820 were forfeited following the departure of certain beneficiaries and 28,000 were forfeited in relation to the non-fulfilment of performance conditions.